Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4.	Intangible Assets

The Company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives.

The following is a summary of the Company’s intangible assets:

	March 31, 2026	June 30, 2025

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,287,462)	(2,115,429)
Intellectual Property, net	$6,308	$178,341

Amortization expense was $57,344 in each of the three-month periods ended March 31, 2026 and 2025. Amortization expense was $172,033 in each of the nine-month periods ended March 31, 2026 and 2025. The Company amortizes intellectual property over the expected original useful lives of 10 years and the remaining amortization expense for the year ending June 30, 2026 is $6,308.

4.	Intangible Assets

The Company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives. The following is a summary of the intangible assets as of June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,115,429)	(1,886,052)
Intellectual Property, net	$178,341	$407,718

Amortization expense amounted to $229,377 for each of the years ended June 30, 2025 and 2024, respectively. The Company amortized intellectual property over the expected original useful lives of 10 years and the remaining amortization expense for the year ending June 30, 2026 is $178,341.